Business Developments (Statement Of The Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended				0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Customer Relationships [Member]	Mar. 31, 2014 Core Deposit Intangibles [Member]	Dec. 18, 2013 Krungsri [Member]		Dec. 18, 2013 Krungsri [Member] Customer Relationships [Member]	Dec. 18, 2013 Krungsri [Member] Core Deposit Intangibles [Member]
Business Acquisition [Line Items]
Loans						¥ 2,934,656
Goodwill	728,515	417,956	354,283			217,386
Intangible assets						214,607	[1]
Total assets						4,144,517
Deposits - Total deposits						2,488,862
Total liabilities						3,396,454
Intangible assets subject to amortization acquired during the period	¥ 455,843	¥ 171,650		¥ 145,936	¥ 61,629			¥ 124,290	¥ 59,891
Weighted average amortization periods of intangible assets subject to amortization, years		5 years		13 years	11 years			11 years	11 years

[1]	Intangible assets primarily include ¥124,290 million of customer relationships and ¥59,891 million of core deposit intangibles with weighted average amortization periods of 11 years.